EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Disclosure of classes of share capital
General and limited partnership units outstanding are as follows:

	General Partner Units		Limited Partnership Units		Total
UNITS	2017	2016	2017	2016	2017	2016
Authorized and issued
Opening balance	4	—	51,845,298	—	51,845,302	—
Issued on spin-off	—	4	—	33,845,298	—	33,845,302
Issued for cash	—	—	14,340,500	18,000,000	14,340,500	18,000,000
On issue at December 31	4	4	66,185,798	51,845,298	66,185,802	51,845,302

	Special Limited Partner Units held by Brookfield
UNITS	2017	2016
Authorized and issued
Opening balance	4	—
Issued on spin-off	—	4
On issue at December 31	4	4

	Redemption-Exchange Units held by Brookfield
UNITS	2017	2016
Authorized and issued
Opening balance	56,150,497	—
Issued on spin-off	—	48,150,497
Issued for cash	6,945,000	8,000,000
On issue at December 31	63,095,497	56,150,497

	Preferred Shares held by Brookfield
UNITS	2017	2016
Authorized and issued
Opening balance	200,002	—
Issued on spin-off	—	200,002
On issue at December 31	200,002	200,002